Annual Total Returns - Fidelity ZERO International Index Fund [BarChart] - 10.31 Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund Combo Pro-03 - Fidelity ZERO International Index Fund
Dec. 30, 2020
Bar Chart Table:
Annual Return, Inception Date	Aug. 02, 2018
Fidelity ZERO International Index Fund
Bar Chart Table:
Annual Return 2019	21.67%